Other Current Liabilities	12 Months Ended
May 25, 2014
Liabilities, Current [Abstract]
Other Current Liabilities
OTHER CURRENT LIABILITIES
The components of other current liabilities are as follows:

(in millions)	May 25, 2014	May 26, 2013
Non-qualified deferred compensation plan	$228.8	$224.3
Sales and other taxes	70.4	74.3
Insurance-related	35.8	40.8
Employee benefits	47.4	44.7
Derivative liabilities	1.7	2.2
Accrued interest	19.9	17.7
Miscellaneous	53.4	46.3
Total other current liabilities	$457.4	$450.3